Climate change and energy transition - MidPrice Outlook (Details)	12 Months Ended
Dec. 31, 2022 $ / barrel
2023 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	77.8
2023 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	92.8
2023 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	65.3
2023 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	72.1
2023 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	72.1
2025 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	65.5
2025 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	75.8
2025 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	57.3
2025 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	73.7
2025 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	71
2030 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	65
2030 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	52.7
2030 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	37.2
2030 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	75.5
2030 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	68
2035 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	65
2035 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	39.1
2035 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	34.3
2035 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	79.2
2035 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	67
2040 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	65
2040 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	37.6
2040 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	31.3
2040 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	81.2
2040 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	65.9
2050 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	65
2050 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	49
2050 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	25.5
2050 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	109.8
2050 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	63.8